Note 4 - Unproved Mineral Properties (Detail) (USD $)	3 Months Ended			12 Months Ended		97 Months Ended	100 Months Ended	3 Months Ended		12 Months Ended						3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	51 Months Ended	3 Months Ended			12 Months Ended	3 Months Ended			12 Months Ended
	Apr. 30, 2013	Apr. 04, 2013		Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Apr. 30, 2013	Apr. 04, 2013 Farellon Alto [Member]		Jan. 31, 2013 Farellon Alto [Member]	Apr. 30, 2013 Farellon Alto [Member]	Apr. 30, 2013 Farellon Alto [Member] Maximum [Member]	Jan. 31, 2013 Farellon Alto [Member] Maximum [Member]	Apr. 30, 2013 Farellon Alto [Member] Minimum [Member]	Jan. 31, 2013 Farellon Alto [Member] Minimum [Member]	Apr. 04, 2013 Che [Member]	Jan. 31, 2013 Che [Member]	Oct. 31, 2012 Che [Member]	Apr. 30, 2013 Veta Negra [Member]	Jan. 31, 2013 Veta Negra [Member]	Jul. 31, 2012 Exon Claim [Member]	Oct. 31, 2012 Exon Claim [Member]	Jan. 31, 2013 Exon Claim [Member]	Oct. 31, 2012 Pibe [Member]	Jan. 31, 2013 Pibe [Member]	Apr. 30, 2013 Perth Project [Member]	Apr. 04, 2013 Perth Project [Member]	Jan. 31, 2013 Perth Project [Member]	Apr. 30, 2017 Perth Project [Member]	Apr. 30, 2013 Generative Claims [Member]	Apr. 04, 2013 Generative Claims [Member]		Jan. 31, 2013 Generative Claims [Member]	Apr. 30, 2013 Farellon Project [Member]	Apr. 04, 2013 Farellon Project [Member]		Jan. 31, 2013 Farellon Project [Member]	Apr. 30, 2017 Geoactiva [Member]	Apr. 30, 2013 Geoactiva [Member]
Royalty Percentage of Mineral Sales										1.50%	1.50%						1.00%	1.00%				1.50%	1.50%	1.50%	1.50%	1.50%
Royalty Guarantees, Commitments, Amount												$ 600,000	$ 600,000	$ 1,000	$ 1,000		$ 100,000	$ 100,000				$ 500,000	$ 500,000	$ 1,000,000	$ 1,000,000
Asset Impairment Charges	6,000			83,159	15,470	324,314	330,314													81,233	1,926		1,926
Future Payments To Acquire Land																						107,500	107,500	500,000	500,000	1,000,000
Proceeds from License Fees Received																										37,500			1,000,000
Exploration Investment Commitment																																						3,500,000	3,500,000
Exploration Abandonment and Impairment Expense		$ 18,870	[1]	$ (83,159)				$ 4,838	[1],[2]	$ 0 [2]						[1],[3]	$ 0 [3]		$ 81,233	$ (37,856) [1]					$ (43,377) [1]		[1],[4]	$ 0		$ 6,000	$ 6,000	[1]	$ (1,926)	$ 12,870	$ 12,870	[1]	$ 0

[1]	See abandoned claims below.
[2]	The claim is subject to a 1.5% royalty on the net sales of minerals extracted from the property to a total of $600,000. The royalty payments are due monthly once exploitation begins, and are subject to minimum payments of $1,000 per month. The Company has no obligation to pay the royalty if it does not commence exploitation.
[3]	The claims are subject to a 1% royalty on the net sales of minerals extracted from the property to a total of $100,000. The royalty payments are due monthly once exploitation begins and are not subject to minimum payments. The Company has no obligation to pay the royalty if it does not commence exploitation.
[4]	See Perth Project discussion below.